Inventories (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule Of Inventories
Schedule of Inventories

	Unaudited 31 December 2024	30 June 2024
	AUD$	AUD$
CURRENT
Raw materials and consumables	4,051,581	5,678,351
Finished Goods	697,209	466,787
Consumables	39,304	57,022
Total inventories	4,788,094	6,202,160

	2024	2023
	AUD$	AUD$
		Restated
CURRENT
Raw materials and consumables	5,678,351	961,223
Finished Goods	466,787	8440
Consumables	57,022	50,806
Total inventories	6,202,160	1,020,469